Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

Figures in million – SA rand	2021	2020	2019
Cash at the bank and on hand	30,292	20,240	5,619
Total cash and cash equivalents	30,292	20,240	5,619